Statutory Information	12 Months Ended
Dec. 31, 2011
Statutory Information
Statutory Information

8.  STATUTORY INFORMATION

The Company prepares financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the New York Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Shareholder's Equity
	2011	2010	2009	2011	2010
Based on statutory accounting practices	$1,289	$7,840	$10,904	$42,059	$45,807
Deferred acquisition costs	88	(134)	(328)	549	461
Deferred and uncollected premiums	(3)	(5)	(1)	32	35
Policy and claim reserves	367	1,329	(1,421)	7,726	7,359
Investment valuation difference	(7)	(211)	(442)	11,668	6,101
Commissions and fees	58	96	60	(29)	(87)
Deferred taxes	(212)	(290)	(298)	(5,410)	(3,377)
Deferred gain on disposal of businesses	161	2	(16)	(3,095)	(3,576)
Goodwill and intangibles	(5)	(799)	(903)	331	336
Pension	(246)	(311)	(170)	(1,623)	(1,377)
Reinsurance in unauthorized companies	—	—	—	—	1
Interest maintenance reserve, deferral and amortization	301	212	51	276	(25)
Asset valuation reserve	—	—	—	852	735
Non-admitted assets and other	—	(1)	2	4,205	1,988
Based on generally accepted accounting principles	$1,791	$7,728	$7,438	$57,541	$54,381

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary dividends of $4,381 and $4,849 during the years ended December 31, 2011 and 2010, respectively. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurers surplus as regards to policyholders on December 31 of the next year, or the net gain from operations. The Company declared and paid extraordinary dividends of $0 and $10,151 during the years ended December 31, 2011 and 2010, respectively. The Company has the ability, under state regulatory requirements, to dividend up to $1,961 to the Parent in 2012 without permission from New York regulators.